UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4570

Name of Registrant: Vanguard New Jersey Tax-Free Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2007–May 31, 2008

Item 1: Reports to Shareholders

Vanguard

Vanguard® New Jersey Tax-Exempt Funds Semiannual Report

May 31, 2008

Vanguard New Jersey Tax-Exempt Money Market Fund

Vanguard New Jersey Long-Term Tax-Exempt Fund

>	For the six months ended May 31, 2008, Vanguard New Jersey Tax-Exempt Money Market Fund returned 1.3%, outpacing the average return of its peers.

>	Vanguard New Jersey Long-Term Tax-Exempt Fund returned 0.8%, lagging its benchmark index but faring slightly better than its average peer.

>	The fiscal half-year was an unusual period for municipal bonds—marked by high volatility and yields surpassing those of comparable Treasury bonds.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Advisor’s Report	7
New Jersey Tax-Exempt Money Market Fund	10
New Jersey Long-Term Tax-Exempt Fund	26
About Your Fund’s Expenses	46
Trustees Approve Advisory Arrangement	48
Glossary	49

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended May 31, 2008
	Ticker	Total
	Symbol	Returns
Vanguard New Jersey Tax-Exempt Money Market Fund	VNJXX	1.3%
7-Day SEC Yield: 1.72%
Taxable-Equivalent Yield: 2.91%[1]
Average New Jersey Tax-Exempt Money Market Fund[2]		1.1

Vanguard New Jersey Long-Term Tax-Exempt Fund
Investor Shares	VNJTX	0.8%
30-Day SEC Yield: 3.72%
Taxable-Equivalent Yield: 6.29%[1]
Admiral™ Shares[3]	VNJUX	0.8
30-Day SEC Yield: 3.79%
Taxable-Equivalent Yield: 6.41%[1]
Lehman 10 Year Municipal Bond Index		1.7
Average New Jersey Municipal Fund[2]		0.4

Your Fund’s Performance at a Glance
November 30, 2007–May 31, 2008
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard New Jersey Tax-Exempt Fund
Money Market	$1.00	$1.00	$0.013	$0.000
Long-Term
Investor Shares	$11.71	$11.55	$0.249	$0.000
Admiral Shares	11.71	11.55	0.253	0.000

1 This calculation, which assumes a typical itemized tax return, is based on the maximum federal tax rate of 35% and the maximum state of New Jersey income tax rate. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

2 Derived from data provided by Lipper Inc.

3 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

Chairman’s Letter

Dear Shareholder,

The fiscal half-year ended May 31, 2008, was an unusual time in the municipal bond market. The prices and yields of tax-exempt bonds experienced high volatility—a tangential effect of the crisis in the market for taxable securities backed by subprime mortgage loans. In February and March, yields of municipal bonds exceeded those of their U.S. Treasury counterparts across the maturity spectrum, a rare occurrence.

The New Jersey Tax-Exempt Money Market Fund returned 1.3% for the fiscal half-year, while the New Jersey Long-Term Tax-Exempt Fund returned 0.8% for the period, which was particularly difficult for long-term issues. Given the greater risk, we would generally expect longer-term bond funds to return more than shorter-term funds over meaningful periods of time. Both Vanguard funds outpaced the average return of competitive funds.

The Tax-Exempt Money Market Fund’s 7-day SEC yield was 1.72% on May 31, down from 3.46% six months earlier. The change reflected a general fall in short-term interest rates that was engineered by the Federal Reserve Board. For investors in the highest income tax bracket, the taxable-equivalent yield declined to 2.91%.

The Long-Term Tax-Exempt Fund’s 30-day SEC yield declined only slightly, from 3.94% six months ago to 3.72% on May 31 for Investor Shares. The taxable-equivalent yield was 6.29%.

Please note: Although the New Jersey Tax-Exempt Money Market Fund’s income distributions are expected to be exempt from federal and New Jersey state income taxes, a portion of these distributions may be subject to the alternative minimum tax (AMT). The New Jersey Long-Term Tax-Exempt Fund owns no bonds that would generate income subject to the AMT.

Greater economic uncertainty set the tone for stocks and bonds

The municipal bond market wasn’t alone in struggling to find its footing during the fiscal half-year. The broader bond market, and the stock market as well, were shaken as oil prices climbed to record highs, the housing market worsened, and consumers grew increasingly wary of spending. With the subprime-fueled credit crisis continuing to play out, heightened economic uncertainty became the norm.

In an effort to revive the slowing economy and increase liquidity in the credit markets, the Federal Reserve Board lowered its target for the federal funds rate in five separate actions, to 2.00%. At the end of the period, the Fed continued to face the delicate task of balancing its efforts to stimulate the economy with rising concerns about inflationary pressures.

In this environment, many fixed income investors favored the relative safety of U.S. Treasury bonds. The resulting “flight to quality” pressured the prices of both

Market Barometer
			Total Returns
		Periods Ended May 31, 2008
	Six Months	One Year	Five Years[1]
Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	1.5%	6.9%	3.8%
Lehman Municipal Bond Index	1.4	3.9	3.7
Citigroup 3-Month Treasury Bill Index	1.3	3.6	3.0

Stocks
Russell 1000 Index (Large-caps)	–3.8%	–6.2%	10.4%
Russell 2000 Index (Small-caps)	–1.9	–10.5	12.5
Dow Jones Wilshire 5000 Index (Entire market)	–3.6	–6.1	11.0
MSCI All Country World Index ex USA (International)	–3.2	3.0	22.1

CPI
Consumer Price Index	3.1%	4.2%	3.4%

1 Annualized.

taxable and tax-exempt bonds, and both types of bonds experienced unusual volatility during the period.

Bonds nevertheless outpaced stocks. The broad taxable bond market returned 1.5%, close to the broad municipal bond market’s 1.4%. By contrast, the broad U.S. stock market returned –3.6% for the period, a disappointing result, but one that was buoyed by a recovery in April and May. Growth stocks outperformed value stocks, and international stocks generally kept pace with U.S. stocks.

In a challenging environment, a traditional relationship returned

In recent months, the subprime-mortgage crisis that erupted in mid-2007 continued to spill into other areas of the credit markets in indirect, but very real, ways. The municipal bond market was no exception. Credit standards tightened and investors’ appetite for risk diminished, creating an environment that favored Treasury bonds above all else, even high-quality bonds issued by financially strong states and municipalities.

Early in 2008, investors grew increasingly concerned about firms that write insurance for municipal bonds. Several insurers had exposure to subprime debt and faced financial problems and rating downgrades. This prompted many investors to move out of municipal bonds, even though the insurers’ problems did not affect the credit quality of the munis themselves. It was a difficult period for municipal issues, as prices fell sharply. The Lehman Municipal

Annualized Expense Ratios[1]
Your Fund Compared With Its Peer Group
	Investor	Admiral	Peer
New Jersey Tax-Exempt Fund	Shares	Shares	Group
Money Market	0.10%	—	0.65%
Long-Term	0.15	0.08%	1.12

1 Fund expense ratios reflect the six months ended May 31, 2008. Peer groups are: for the New Jersey Tax-Exempt Money Market Fund, the Average New Jersey Tax-Exempt Money Market Fund; and for the New Jersey Long-Term Tax-Exempt Fund, the Average New Jersey Municipal Debt Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2007.

Bond Index returned –4.6% in February, one of the worst months ever for the tax-exempt bond market.

These dislocations produced a steeper yield curve during the six-month period. Yields for short-term munis fell, reflecting the Fed’s interest rate policy, while those for long-term munis rose slightly. At the same time, investors’ continuing preference for Treasuries placed downward pressure on Treasury yields across the maturity spectrum, most sharply at the short end.

These dynamics upended the generally stable relationship between the yields of Treasuries and municipals. Typically, Treasury yields are higher than muni yields, but the traditional gap had begun to narrow as the fiscal half-year began, and by February and March municipal yields surpassed Treasury yields across the spectrum of bond maturities. From that point, the yield relationship between Treasuries and munis began to slip back toward normalcy.

For the fiscal period, the New Jersey Tax-Exempt Money Market Fund returned 1.3% while maintaining a net asset value of $1, a price that is expected but not guaranteed.

The New Jersey Long-Term Tax-Exempt Fund returned 0.8%, as the income portion of the fund’s return counteracted a share-price decline triggered by investors’ concern over the muni-bond insurers. The fund’s return was ahead of the 0.4% average return posted by competitive funds, a reflection of its emphasis on the market’s highest-quality securities, its prudent management strategies, and its significant cost advantage (see the table on page 4).

Short-term disruptions don’t change long-term strategies

The municipal bond market has traditionally been a relatively quiet corner of the larger fixed income universe. Bonds issued by state or local governments don’t often create exciting headlines. But as we’ve seen over the recent fiscal period, surprises can occur even in typically staid segments of the market.

At Vanguard, we believe the best way to weather short-term market disruptions is to stick to long-term investment strategies. For the bond portion of Vanguard portfolios, this includes a focus on low-cost, high-quality investments guided by an experienced team of portfolio managers and credit analysts (who, it should be noted, assess the quality of bonds independent of outside rating agencies and bond insurers). For New Jersey investors in higher tax brackets, we believe the Vanguard New Jersey Tax-Exempt Funds offer an excellent way to carry out such a strategy.

As I close this report to you, it’s my pleasure to introduce the funds’ new president, F. William McNabb III. Bill is a man of great character and integrity who is intimately familiar with all aspects of Vanguard—from how we serve our clients to how we invest for them.

Bill and I have worked together very closely for more than two decades. I’m thrilled that the fund’s board elected him president, effective March 1, and designated him to succeed me as chief executive officer, a role he will assume within a year, after an orderly transition.

Bill and the rest of our team will serve you and our other clients extremely well in the years ahead.

Thank you for entrusting your assets with Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

June 16, 2008

Advisor’s Report

For the six months ended May 31, 2008, Vanguard New Jersey Tax-Exempt Money Market Fund returned 1.3%, topping the average return of its peers. Both Investor Shares and Admiral Shares of Vanguard New Jersey Long-Term Tax-Exempt Fund returned 0.8%, besting the average return of the fund’s peers but lagging its benchmark index.

The investment environment

When our reporting period began, credit-market activity was at a near-standstill. Widespread concern about the valuations of some mortgage-backed securities created turmoil and pushed borrowers and lenders to the market’s sidelines.

The Federal Reserve Board’s aggressive response—which was also influenced by a slowdown in economic activity—began in September and continued throughout our fiscal half-year. In a series of cuts, the Fed reduced its target for the federal funds rate from 4.75% on September 18 to 2.00% on April 30, where it remained. (In January, the Fed cut the target by an unprecedented 1.25 percentage points within the space of two weeks.) The Fed also reduced its discount rate, which is the rate it charges for its loans to banks, and coordinated with other countries’ central banks to provide additional funding to eligible financial institutions.

Yields of Municipal Bonds
(AAA-Rated General-Obligation Issues)
	November 30,	May 31,
Maturity	2007	2008
2 years	3.18%	2.28%
5 years	3.26	3.01
10 years	3.62	3.67
30 years	4.32	4.53

Source: Vanguard.

A variety of factors came together during the six months to create a much steeper Treasury yield curve: the Fed’s interest rate actions, investors’ flight to quality, and—in recent months—fears of inflation, which have nudged longer-term yields higher. Reflecting trends in the Treasury market, as well as concern about the financial strength of municipal bond insurers, the municipal-bond yield curve steepened as well. Some of the muni insurers lost their AAA credit ratings because of exposure to subprime-mortgage-related investments, triggering a widening in the yields between higher-quality and lower-quality tax-exempt bonds.

The net effect was to reduce the prices of tax-exempt bonds to extraordinarily attractive levels. Despite munis’ significant tax advantages, yields of 30-year AAA-rated municipal bonds exceeded those for 30-year U.S. Treasury bonds by the end of April. For comparison, a year earlier the muni’s yield was 85% of the Treasury’s yield, which is more typical. The relative “cheapness” of munis caught the eye of many investors, leading to a significant rally during April and May that drove the muni/Treasury yield ratio to 96% by May 31—still an attractive relationship.

The muni market’s fast-changing dynamics were reflected in the supply of new issues. During calendar-year 2007, states and municipalities issued a record $427 billion worth of securities, up 10% over the previous year. Much of the increase came at the start of the year. Late in the year, the relatively high yields demanded by investors and concerns about bond insurers restrained new issuance. In recent months, however, nationwide supply has rebounded, with much of it coming from issuers that exited the troubled auction-rate securities market to seek financing with conventional fixed-rate bonds. (The auction-rate securities market—an arcane, but important, source of tax-exempt financing—virtually stopped functioning as a result of problems with bond insurers.)

Countering that trend, however, was the reluctance of some states to refinance outstanding debt because of the relative cheapness of municipal bonds. In New Jersey’s case, during the fiscal half-year the issuance of new tax-exempt debt declined about 24%, to $5.7 billion, from the same period a year earlier.

Management of the funds

Reflecting the swift decline in short-term interest rates during the fiscal half-year, the yield of the New Jersey Tax-Exempt Money Market Fund declined by half, to 1.72%. By contrast, the yield of the New Jersey Long-Term Tax-Exempt Fund declined only slightly. The yield of the fund’s Investor Shares was 3.72%, while the yield of its Admiral Shares was 3.79%. Each fund’s total return outpaced the average return of peer-group funds.

Our customary emphasis on high-quality securities gave us confidence in our investments during the municipal market’s dislocations, particularly as investors began to doubt the strength of certain bond insurers. Our decision to invest—or not—in any insured bond or money market instrument is based on the quality of the underlying tax-exempt issuer, not on that of the insurer. Our sizable, experienced municipal credit group diligently evaluates all potential holdings. We believe that shareholders can continue to rely on our rigorous review and oversight process.

A final note: A cloud of uncertainty was lifted from the tax-exempt market on May 19, when the U.S. Supreme Court upheld, in the case of Kentucky v. Davis, the right of a state to exempt from its income tax the interest that residents earn on municipal bonds issued in that state.

Kathryn T. Allen, Principal

John M. Carbone, Principal

Vanguard Fixed Income Group

June 19, 2008

New Jersey Tax-Exempt Money Market Fund

Fund Profile

As of May 31, 2008

Financial Attributes

Yield[1]	1.7%
Average Weighted Maturity	35 days
Average Quality[2]	MIG-1
Expense Ratio	0.10%[3]

Distribution by Credit Quality[4] (% of portfolio)

MIG-1/A-1+/SP-1+/F-1+	89.4%
P-1/A-1/SP-1/F-1	6.8
AAA/AA	3.4
A	0.4

1 7-day SEC yield. See the Glossary on pages 49–50.

2 Moody’s Investors Service.

3 Annualized.

4 Ratings: Moody’s Investors Service, Standard & Poor’s, Fitch.

New Jersey Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The annualized yield shown reflects the current earnings of the fund more closely than do the average annual returns.

Fiscal-Year Total Returns (%): November 30, 1997–May 31, 2008
		Average
		Fund[1]
Fiscal	Total	Total
Year	Return	Return
1998	3.2%	2.8%
1999	2.9	2.5
2000	3.7	3.4
2001	2.8	2.4
2002	1.3	0.9
2003	0.9	0.5
2004	1.0	0.5
2005	2.2	1.7
2006	3.3	2.8
2007	3.6	3.1
2008[2]	1.3	1.1
7-day SEC yield (5/31/2008): 1.72%

Average Annual Total Returns: Periods Ended March 31, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
New Jersey Tax-Exempt Money Market Fund[3]	2/3/1988	3.36%	2.30%	2.46%

1 Returns for the Average New Jersey Tax-Exempt Money Market Fund are derived from data provided by Lipper Inc.

2 Six months ended May 31, 2008.

3 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

Note: See Financial Highlights table on page 23 for dividend information.

New Jersey Tax-Exempt Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets

As of May 31, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Municipal Bonds (98.6%)
	Berkeley Heights Township NJ BAN	2.250%	2/18/09		5,691	5,738
	Borough of Madison BAN	4.000%	10/17/08		10,000	10,019
	Camden County NJ Improvement Auth. Lease Rev.
	VRDO	1.500%	6/6/08	LOC	49,500	49,500
	Clifton NJ GO TAN	2.500%	2/13/09		6,000	6,045
	Clinton Township NJ BAN	4.250%	7/16/08		5,000	5,003
	Cranbury Township NJ BAN	4.000%	12/5/08		2,811	2,818
	Essex County NJ Improvement Auth. Rev.
	(Jewish Community Center) VRDO	1.560%	6/6/08	LOC	10,625	10,625
	Essex County NJ Improvement Auth. Rev.
	(Pooled Govt. Loan) VRDO	1.550%	6/6/08	LOC	40,400	40,400
1	Essex County NJ Improvement Auth. Rev.
	TOB VRDO	1.610%	6/6/08	(2)	14,055	14,055
1	Essex County NJ Improvement Auth. Rev.
	TOB VRDO	1.670%	6/6/08	LOC	28,470	28,470
1	Essex County NJ Improvement Auth. Rev.
	TOB VRDO	1.720%	6/6/08	(1)	11,475	11,475
	Florham Park NJ BAN	2.250%	2/5/09		4,000	4,008
1	Garden State Preservation Trust (New Jersey
	Open Space & Farmland) TOB VRDO	1.650%	6/6/08	(4)	10,000	10,000
1	Garden State Preservation Trust New Jersey
	TOB VRDO	1.610%	6/6/08	(4)	9,695	9,695
1	Garden State Preservation Trust New Jersey
	TOB VRDO	1.620%	6/6/08	(4)	18,215	18,215
1	Garden State Preservation Trust New Jersey
	TOB VRDO	1.650%	6/6/08	(4)	12,960	12,960
1	Garden State Preservation Trust New Jersey
	TOB VRDO	1.660%	6/6/08	(4)	12,330	12,330
1	Garden State Preservation Trust New Jersey
	TOB VRDO	1.670%	6/6/08	(4)	11,105	11,105
1	Garden State Preservation Trust New Jersey
	TOB VRDO	1.670%	6/6/08	(4)	7,445	7,445
1	Garden State Preservation Trust New Jersey
	TOB VRDO	1.670%	6/6/08	(4)	4,185	4,185
	Gloucester County NJ PCR
	(Mobil Oil Refining Corp.) VRDO	0.740%	6/2/08		29,120	29,120
	Haddonfield NJ School Dist. BAN	3.250%	3/3/09		2,500	2,512
	Hopewell Township NJ BAN	4.250%	6/27/08		8,895	8,898
	Linden NJ BAN	3.000%	5/28/09		9,629	9,738
	Livingston Township NJ BAN	2.500%	3/5/09		8,000	8,021

New Jersey Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Long Branch NJ BAN	2.250%	2/25/09		6,559	6,603
1	Madison Borough NJ Board of Educ. TOB VRDO	1.630%	6/6/08	LOC	11,775	11,775
	Marlboro Township NJ BAN	2.500%	4/10/09		9,950	10,032
	Mendham Township NJ BAN	3.500%	12/26/08		6,336	6,359
	Mercer County NJ BAN	4.000%	6/13/08		10,500	10,501
	Mercer County NJ Improvement Auth.
	(Atlantic Foundation & Johnson) VRDO	1.840%	6/6/08	(1)	11,015	11,015
	Middlesex County NJ BAN	3.500%	6/12/08		15,200	15,203
	Middlesex County NJ BAN	4.000%	6/12/08		20,152	20,154
	Montclair Township NJ BAN	2.750%	9/15/08		11,518	11,538
	Montclair Township NJ TAN	2.500%	3/13/09		10,000	10,031
	Moorestown Township NJ BAN	4.250%	9/5/08		4,928	4,934
1	Moorestown Township NJ TOB VRDO	1.730%	6/6/08	(1)	2,805	2,805
	Morris Hills NJ Regional School Dist. Notes	4.250%	6/18/08		12,000	12,003
	Mount Laurel Township NJ BAN	2.500%	4/22/09		9,638	9,684
1	New Jersey Building Auth. Rev. TOB VRDO	1.620%	6/6/08	(1)	20,820	20,820
	New Jersey Building Auth. Rev. VRDO	1.370%	6/6/08	LOC	7,400	7,400
	New Jersey Building Auth. Rev. VRDO	1.370%	6/6/08	LOC	5,500	5,500
	New Jersey Building Auth. Rev. VRDO	1.370%	6/6/08	LOC	5,000	5,000
1	New Jersey COP TOB VRDO	1.700%	6/6/08	(2)	20,000	20,000
	New Jersey Econ. Dev. Auth.
	(Port Newark Container) VRDO	1.600%	6/6/08	LOC	15,300	15,300
	New Jersey Econ. Dev. Auth. Fac. Rev.
	(Logan Project) CP	2.000%	7/14/08	LOC	55,000	55,000
1	New Jersey Econ. Dev. Auth. Lease Rev.
	(Bergen County Administration Complex)	5.500%	11/15/08	(1)(Prere.)	4,375	4,473
1	New Jersey Econ. Dev. Auth. Lease Rev.
	(Bergen County Administration Complex)	5.625%	11/15/08	(1)(Prere.)	4,870	4,981
1	New Jersey Econ. Dev. Auth. Lease Rev.
	(Bergen County Administration Complex)	5.750%	11/15/08	(1)(Prere.)	6,080	6,222
1	New Jersey Econ. Dev. Auth. Lease Rev.
	(Bergen County Administration Complex)	5.750%	11/15/08	(1)(Prere.)	5,440	5,567
1	New Jersey Econ. Dev. Auth. Lease Rev.
	TOB VRDO	1.690%	6/6/08	(1)	6,510	6,510
	New Jersey Econ. Dev. Auth. Market
	Transition Fac. Rev.	5.000%	7/1/08	(1)	17,000	17,017
	New Jersey Econ. Dev. Auth. Rev.
	(Bennedictine Abbey Newark) VRDO	1.550%	6/6/08	LOC	19,000	19,000
1	New Jersey Econ. Dev. Auth. Rev.
	(Bennedictine Abbey Newark) VRDO	1.800%	6/6/08	LOC	8,925	8,925
	New Jersey Econ. Dev. Auth. Rev.
	(Chambers Cogeneration Limited Partnership) CP	2.150%	7/23/08		30,100	30,100
	New Jersey Econ. Dev. Auth. Rev.
	(Columbia Univ. Project) CP	1.950%	7/23/08		9,230	9,230
	New Jersey Econ. Dev. Auth. Rev.
	(El Dorado Terminals) VRDO	1.150%	6/2/08	LOC	4,950	4,950
	New Jersey Econ. Dev. Auth. Rev.
	(Frisch School Project) VRDO	1.500%	6/6/08	LOC	21,450	21,450
	New Jersey Econ. Dev. Auth. Rev.
	(Geriatric Services Housing Corp.) VRDO	1.470%	6/6/08	LOC	8,270	8,270
	New Jersey Econ. Dev. Auth. Rev.
	(Hoffman-La Roche) VRDO	1.340%	6/2/08	LOC	17,500	17,500
	New Jersey Econ. Dev. Auth. Rev.
	(Jewish Community Center) VRDO	1.710%	6/6/08	LOC	5,250	5,250
	New Jersey Econ. Dev. Auth. Rev.
	(Lawrenceville School Project) VRDO	1.000%	6/2/08		7,000	7,000

New Jersey Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New Jersey Econ. Dev. Auth. Rev.
	(Lawrenceville School Project) VRDO	1.450%	6/2/08		22,000	22,000
	New Jersey Econ. Dev. Auth. Rev.
	(Metuchen Project) VRDO	1.400%	6/6/08	LOC	13,750	13,750
	New Jersey Econ. Dev. Auth. Rev.
	(Ocean Spray Cranberries) VRDO	1.630%	6/6/08	LOC	8,000	8,000
	New Jersey Econ. Dev. Auth. Rev.
	(Order Saint Benedict Project) VRDO	1.560%	6/6/08	LOC	16,180	16,180
	New Jersey Econ. Dev. Auth. Rev.
	(Passaic Hebrew Institute) VRDO	1.540%	6/6/08	LOC	3,150	3,150
	New Jersey Econ. Dev. Auth. Rev.
	(Peddie School Project) VRDO	1.570%	6/6/08		5,000	5,000
	New Jersey Econ. Dev. Auth. Rev.
	(Peddie School Project) VRDO	1.570%	6/6/08		1,500	1,500
	New Jersey Econ. Dev. Auth. Rev.
	(Peddie School Project) VRDO	1.570%	6/6/08		7,100	7,100
	New Jersey Econ. Dev. Auth. Rev.
	(Peddie School Project) VRDO	1.750%	6/6/08		6,725	6,725
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	2.500%	9/1/08	(4)	3,150	3,158
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	2.500%	9/1/08	(4)	3,150	3,158
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/08		16,085	16,207
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	2.500%	3/1/09	(4)	5,935	5,979
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	2.500%	3/1/09	(4)	5,935	5,979
1	New Jersey Econ. Dev. Auth. Rev.
	(School Fac.) TOB VRDO	1.580%	6/6/08	(3)(Prere.)	35,940	35,940
1	New Jersey Econ. Dev. Auth. Rev.
	(School Fac.) TOB VRDO	1.630%	6/6/08	(4)	13,760	13,760
1	New Jersey Econ. Dev. Auth. Rev.
	(School Fac.) TOB VRDO	1.670%	6/6/08		11,000	11,000
1	New Jersey Econ. Dev. Auth. Rev.
	(School Fac.) TOB VRDO	1.670%	6/6/08	(4)	10,340	10,340
1	New Jersey Econ. Dev. Auth. Rev.
	(School Fac.) TOB VRDO	1.670%	6/6/08	(4)	3,750	3,750
1	New Jersey Econ. Dev. Auth. Rev.
	(School Fac.) TOB VRDO	1.670%	6/6/08	(4)	7,330	7,330
1	New Jersey Econ. Dev. Auth. Rev.
	(School Fac.) TOB VRDO	1.680%	6/6/08	(Prere.)	21,945	21,945
1	New Jersey Econ. Dev. Auth. Rev.
	(School Fac.) TOB VRDO	1.680%	6/6/08	(12)	8,425	8,425
1	New Jersey Econ. Dev. Auth. Rev.
	(School Fac.) TOB VRDO	1.900%	6/6/08	(Prere.)	9,150	9,150
	New Jersey Econ. Dev. Auth. Rev.
	(School Fac.) VRDO	1.100%	6/2/08	LOC	27,710	27,710
	New Jersey Econ. Dev. Auth. Rev.
	(School Fac.) VRDO	1.150%	6/2/08	LOC	76,400	76,400
	New Jersey Econ. Dev. Auth. Rev.
	(School Fac.) VRDO	1.200%	6/2/08	LOC	101,700	101,700
	New Jersey Econ. Dev. Auth. Rev.
	(School Fac.) VRDO	1.450%	6/6/08	LOC	30,000	30,000
	New Jersey Econ. Dev. Auth. Rev.
	(School Fac.) VRDO	1.520%	6/6/08	LOC	110,000	110,000
	New Jersey Econ. Dev. Auth. Rev.
	(United States Golf Assn.) VRDO	1.570%	6/6/08	LOC	4,700	4,700
1	New Jersey Econ. Dev. Auth. Rev. TOB VRDO	1.610%	6/6/08	(1)	36,080	36,080
1	New Jersey Econ. Dev. Auth. Rev. TOB VRDO	1.700%	6/6/08	(13)	7,310	7,310
	New Jersey Econ. Dev. Auth. Rev. VRDO	1.560%	6/6/08	LOC	1,000	1,000

New Jersey Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New Jersey Educ. Fac. Auth. Rev.
	(Caldwell College) VRDO	1.540%	6/6/08	LOC	20,340	20,340
1	New Jersey Educ. Fac. Auth. Rev.
	(City Univ.) TOB VRDO	1.670%	6/6/08	(12)	10,210	10,210
1	New Jersey Educ. Fac. Auth. Rev.
	(College of New Jersey) TOB VRDO	1.670%	6/6/08	(4)	5,000	5,000
	New Jersey Educ. Fac. Auth. Rev.
	(Higher Education Trust Fund)	5.000%	9/1/08		6,915	6,969
1	New Jersey Educ. Fac. Auth. Rev.
	(Institute for Advanced Studies) TOB VRDO	1.600%	6/6/08	(12)	6,670	6,670
1	New Jersey Educ. Fac. Auth. Rev.
	(Institute for Advanced Studies) VRDO	1.370%	6/6/08		17,100	17,100
	New Jersey Educ. Fac. Auth. Rev.
	(Institute for Advanced Studies) VRDO	1.370%	6/6/08		20,000	20,000
	New Jersey Educ. Fac. Auth. Rev.
	(Princeton Univ.)	5.500%	7/1/08		2,090	2,096
	New Jersey Educ. Fac. Auth. Rev.
	(Princeton Univ.)	5.500%	7/1/08		3,575	3,580
1	New Jersey Educ. Fac. Auth. Rev.
	(Princeton Univ.) TOB VRDO	1.590%	6/6/08	(Prere.)	8,235	8,235
	New Jersey Educ. Fac. Auth. Rev.
	(Princeton Univ.) VRDO	0.720%	6/2/08		2,110	2,110
	New Jersey Educ. Fac. Auth. Rev.
	(Princeton Univ.) VRDO	1.550%	6/2/08		12,800	12,800
	New Jersey Educ. Fac. Auth. Rev.
	(Princeton Univ.) VRDO	1.600%	6/2/08		29,805	29,805
1	New Jersey Educ. Fac. Auth. Rev.
	(Rowan Univ.) TOB VRDO	1.670%	6/6/08	(2)(4)	2,720	2,720
1	New Jersey Educ. Fac. Auth. Rev.
	(School Fac. Construction) TOB VRDO	1.640%	6/6/08	(4)	10,970	10,970
	New Jersey Educ. Fac. Auth. Rev.
	(St. Elizabeth College) VRDO	1.600%	6/6/08	LOC	5,000	5,000
	New Jersey Environmental Infrastructure Trust	5.500%	9/1/08		6,280	6,350
1	New Jersey Environmental Infrastructure Trust
	TOB VRDO	1.670%	6/6/08		1,230	1,230
1	New Jersey GO TOB VRDO	1.600%	6/6/08	LOC	28,425	28,425
1	New Jersey GO TOB VRDO	1.870%	6/6/08	(2)	8,695	8,695
	New Jersey Health Care Fac. Financing Auth. Rev.
	(AHS Hospital Corp.) VRDO	1.350%	6/6/08	LOC	13,930	13,930
	New Jersey Health Care Fac. Financing Auth. Rev.
	(AHS Hospital Corp.) VRDO	1.350%	6/6/08	LOC	12,505	12,505
	New Jersey Health Care Fac. Financing Auth. Rev.
	(Capital Health Systems Obligated Group) VRDO	1.530%	6/6/08	LOC	22,655	22,655
	New Jersey Health Care Fac. Financing Auth. Rev.
	(Hosp. Capital Asset Pooled Program) VRDO	1.450%	6/6/08	LOC	20,000	20,000
	New Jersey Health Care Fac. Financing Auth. Rev.
	(Hosp. Capital Asset Pooled Program) VRDO	1.450%	6/6/08	LOC	23,100	23,100
	New Jersey Health Care Fac. Financing Auth. Rev.
	(Hosp. Capital Asset Pooled Program) VRDO	1.450%	6/6/08	LOC	24,500	24,500
	New Jersey Health Care Fac. Financing Auth. Rev.
	(Hosp. Capital Asset Pooled Program) VRDO	1.450%	6/6/08	LOC	23,600	23,600
	New Jersey Health Care Fac. Financing Auth. Rev.
	(Meridian Health Systems) VRDO	1.450%	6/6/08	LOC	37,500	37,500
	New Jersey Health Care Fac. Financing Auth. Rev.
	(Meridian-III) VRDO	1.500%	6/6/08	(12)	15,500	15,500

New Jersey Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New Jersey Health Care Fac. Financing Auth. Rev.
	(Robert Wood Johnson Univ.) VRDO	1.520%	6/6/08	LOC	5,600	5,600
	New Jersey Health Care Fac. Financing Auth. Rev.
	(Robert Wood Johnson Univ.) VRDO	1.530%	6/6/08	LOC	32,495	32,495
	New Jersey Health Care Fac. Financing Auth. Rev.
	(Southern Ocean County Hosp.) VRDO	1.560%	6/6/08	LOC	10,530	10,530
	New Jersey Health Care Fac. Financing Auth. Rev.
	(St. Barnabas Medical Center) VRDO	1.470%	6/6/08	LOC	12,885	12,885
	New Jersey Health Care Fac. Financing Auth. Rev.
	(Underwood Memorial Hosp.) VRDO	1.450%	6/6/08	LOC	13,000	13,000
1	New Jersey Health Care Fac. Financing Auth. Rev.
	TOB VRDO	1.720%	6/6/08	(2)	26,085	26,085
	New Jersey Health Care Fac. Financing Auth. Rev.
	VRDO	1.560%	6/6/08	LOC	17,660	17,660
	New Jersey Health Care Fac. Financing Auth. Rev.
	VRDO	1.600%	6/6/08	LOC	10,095	10,095
1	New Jersey Highway Auth. Rev.
	(Garden State Parkway) TOB VRDO	1.620%	6/6/08	(3)(ETM)	14,930	14,930
1	New Jersey Housing & Mortgage Finance Agency
	Multi-Family Housing Rev. TOB VRDO	1.590%	6/6/08	LOC	58,875	58,875
1	New Jersey Housing & Mortgage Finance Agency
	Multi-Family Housing Rev. TOB VRDO	1.900%	6/6/08	(4)	5,025	5,025
	New Jersey Housing & Mortgage Finance Agency
	Multi-Family Housing Rev. VRDO	1.600%	6/6/08	(4)	15,795	15,795
	New Jersey Housing & Mortgage Finance Agency
	Multi-Family Housing Rev. VRDO	1.650%	6/6/08	(4)	10,825	10,825
	New Jersey Housing & Mortgage Finance Agency
	Multi-Family Housing Rev. VRDO	1.750%	6/6/08	(1)	26,495	26,495
	New Jersey Housing & Mortgage Finance Agency
	Multi-Family Housing Rev. VRDO	2.050%	6/6/08	(1)	9,780	9,780
1	New Jersey Housing & Mortgage Finance Agency
	Rev. TOB VRDO	1.770%	6/6/08		2,860	2,860
	New Jersey Housing & Mortgage Finance Agency
	Rev. VRDO	1.600%	6/6/08	LOC	33,935	33,935
	New Jersey Housing & Mortgage Finance Agency
	Rev. VRDO	1.600%	6/6/08	LOC	32,400	32,400
	New Jersey Housing & Mortgage Finance Agency
	Rev. VRDO	1.600%	6/6/08		19,600	19,600
	New Jersey Housing & Mortgage Finance Agency
	Rev.VRDO	1.600%	6/6/08		9,900	9,900
	New Jersey Housing & Mortgage Finance Agency
	Rev.VRDO	1.600%	6/6/08		10,500	10,500
	New Jersey Housing & Mortgage Finance Agency
	Rev.VRDO	1.600%	6/6/08		15,000	15,000
1	New Jersey Housing & Mortgage Finance Agency
	Single Family Housing Rev. TOB VRDO	1.670%	6/6/08		3,560	3,560
1	New Jersey Housing & Mortgage Finance Agency
	Single Family Housing Rev. TOB VRDO	1.770%	6/6/08		5,000	5,000
1	New Jersey Housing & Mortgage Finance Agency
	Single Family Housing Rev. TOB VRDO	1.810%	6/6/08		12,875	12,875
	New Jersey Housing & Mortgage Finance Agency
	Single Family Housing Rev. VRDO	1.680%	6/6/08		15,000	15,000
	New Jersey Sports & Exposition Auth. Rev. VRDO	1.500%	6/6/08	(1)	3,733	3,733
1	New Jersey State Transp. Rev. TOB VRDO	1.900%	6/6/08	(4)	6,820	6,820
1	New Jersey State Transp. Trust Fund Auth. Cap
	TOB VRDO	1.610%	6/6/08	LOC	36,055	36,055

New Jersey Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New Jersey TRAN	4.500%	6/24/08		75,000	75,041
	New Jersey Transp. Trust Fund Auth. Rev.	5.000%	6/15/08	(Prere.)	1,555	1,556
	New Jersey Transp. Trust Fund Auth. Rev.	5.000%	6/15/08	(ETM)	8,225	8,232
	New Jersey Transp. Trust Fund Auth. Rev.	5.000%	6/15/08	(ETM)	15,000	15,017
1	New Jersey Transp. Trust Fund Auth. Rev.
	TOB VRDO	1.590%	6/6/08	(4)	7,495	7,495
1	New Jersey Transp. Trust Fund Auth. Rev.
	TOB VRDO	1.590%	6/6/08	(4)	28,700	28,700
1	New Jersey Transp. Trust Fund Auth. Rev.
	TOB VRDO	1.610%	6/6/08	(4)	32,090	32,090
1	New Jersey Transp. Trust Fund Auth. Rev.
	TOB VRDO	1.610%	6/6/08	(1)	8,495	8,495
1	New Jersey Transp. Trust Fund Auth. Rev.
	TOB VRDO	1.610%	6/6/08	(4)	12,325	12,325
1	New Jersey Transp. Trust Fund Auth. Rev.
	TOB VRDO	1.620%	6/6/08	(Prere.)	15,615	15,615
1	New Jersey Transp. Trust Fund Auth. Rev.
	TOB VRDO	1.630%	6/6/08	(4)(Prere.)	4,975	4,975
1	New Jersey Transp. Trust Fund Auth. Rev.
	TOB VRDO	1.630%	6/6/08	(4)	30,000	30,000
1	New Jersey Transp. Trust Fund Auth. Rev.
	TOB VRDO	1.670%	6/6/08	(4)	6,140	6,140
1	New Jersey Transp. Trust Fund Auth. Rev.
	TOB VRDO	1.670%	6/6/08	(4)	5,370	5,370
1	New Jersey Transp. Trust Fund Auth. Rev.
	TOB VRDO	1.860%	6/6/08	(1)	6,205	6,205
1	New Jersey Transp. Trust Fund Auth. Rev.
	TOB VRDO	1.870%	6/6/08	(2)	3,745	3,745
1	New Jersey Transp. Trust Fund Auth. Rev.
	TOB VRDO	1.880%	6/6/08	(2)	9,300	9,300
1	New Jersey Transp. Trust Fund Auth. Rev.
	TOB VRDO	1.880%	6/6/08	(2)	8,270	8,270
1	New Jersey Transp. Trust Fund Deutsche Bank
	Spears/Lifers TOB VRDO	1.620%	6/6/08	(4)	10,500	10,500
1	New Jersey Transp. Trust Fund Deutsche Bank
	Spears/Lifers TOB VRDO	1.640%	6/6/08	LOC	25,220	25,220
	New Jersey Turnpike Auth. Rev.	6.500%	1/1/09	(2)(ETM)	23,200	23,900
	New Jersey Turnpike Auth. Rev. BAN	3.000%	5/1/09		75,000	75,789
1	New Jersey Turnpike Auth. Rev. TOB VRDO	1.610%	6/6/08	(ETM)	6,335	6,335
1	New Jersey Turnpike Auth. Rev. TOB VRDO	1.610%	6/6/08	(1)	4,995	4,995
1	New Jersey Turnpike Auth. Rev. TOB VRDO	1.610%	6/6/08	(ETM)	10,370	10,370
1	New Jersey Turnpike Auth. Rev. TOB VRDO	1.620%	6/6/08	(1)	18,090	18,090
1	New Jersey Turnpike Auth. Rev. TOB VRDO	1.630%	6/6/08	(4)	19,800	19,800
1	New Jersey Turnpike Auth. Rev. TOB VRDO	1.630%	6/6/08	(2)(4)	9,955	9,955
1	New Jersey Turnpike Auth. Rev. TOB VRDO	1.650%	6/6/08	(4)	24,750	24,750
1	New Jersey Turnpike Auth. Rev. TOB VRDO	1.670%	6/6/08	(4)	6,745	6,745
	New Jersey Turnpike Auth. Rev. VRDO	4.000%	6/6/08	(3)LOC	148,400	148,400
	Paramus NJ Board of Educ. GAN	4.000%	11/7/08		8,827	8,850
	Port Auth. of New York & New Jersey CP	1.300%	6/6/08		17,245	17,245
	Port Auth. of New York & New Jersey CP	2.150%	7/8/08		22,520	22,520
1	Port Auth. of New York & New Jersey Rev.
	TOB VRDO	1.620%	6/6/08		20,000	20,000
1	Port Auth. of New York & New Jersey Rev.
	TOB VRDO	1.650%	6/6/08		4,895	4,895
1	Port Auth. of New York & New Jersey Rev.
	TOB VRDO	1.660%	6/6/08	(4)	34,875	34,875

New Jersey Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	Port Auth. of New York & New Jersey Rev.
	TOB VRDO	1.670%	6/6/08		8,085	8,085
1	Port Auth. of New York & New Jersey Rev.
	TOB VRDO	1.670%	6/6/08		29,835	29,835
1	Port Auth. of New York & New Jersey Rev.
	TOB VRDO	1.670%	6/6/08	(4)	7,770	7,770
1	Port Auth. of New York & New Jersey Rev.
	TOB VRDO	1.730%	6/6/08	(4)	9,140	9,140
	Port Auth. of New York & New Jersey Special
	Obligation Rev. (Versatile Structure) VRDO	1.190%	6/2/08		8,300	8,300
	Port Auth. of New York & New Jersey Special
	Obligation Rev. (Versatile Structure) VRDO	1.200%	6/2/08		3,350	3,350
	Port Auth. of New York & New Jersey Special
	Obligation Rev. (Versatile Structure) VRDO	1.340%	6/2/08		10,500	10,500
	Port Auth. of New York & New Jersey Special
	Obligation Rev. (Versatile Structure) VRDO	1.350%	6/2/08		6,600	6,600
	Princeton Univ. New Jersey CP	1.400%	8/7/08		7,650	7,650
	Raritan Township NJ BAN	4.250%	8/8/08		6,375	6,381
	Rutgers State Univ. New Jersey GO CP	2.350%	7/10/08		14,300	14,300
	Rutgers State Univ. New Jersey GO CP	1.650%	7/15/08		11,250	11,250
	Rutgers State Univ. New Jersey GO CP	1.600%	8/14/08		11,250	11,250
	Rutgers State Univ. New Jersey GO CP	2.000%	10/1/08		19,569	19,569
	Rutgers State Univ. New Jersey VRDO	1.000%	6/2/08		4,300	4,300
	Salem County NJ Financing Auth. PCR
	(Atlantic City Electric Co.) VRDO	2.300%	6/6/08	(1)	12,715	12,715
	Salem County NJ Financing Auth. PCR
	(Exelon Project) CP	2.000%	7/14/08	LOC	19,000	19,000
	South Orange Township NJ BAN	2.500%	3/3/09		11,916	11,991
	Tewksbury Township NJ BAN	4.250%	6/27/08		5,979	5,981
	Tewksbury Township NJ BAN	4.000%	10/24/08		5,159	5,169
1	Tobacco Settlement Financing Corp.
	New Jersey Rev. TOB VRDO	1.610%	6/6/08	(Prere.)	3,125	3,125
1	Tobacco Settlement Financing Corp.
	New Jersey Rev. TOB VRDO	1.670%	6/6/08	(Prere.)	11,780	11,780
1	Tobacco Settlement Financing Corp.
	New Jersey Rev. TOB VRDO	1.680%	6/6/08	(Prere.)	6,755	6,755
1	Tobacco Settlement Financing Corp.
	New Jersey Rev. TOB VRDO	1.680%	6/6/08	(Prere.)	17,890	17,890
1	Tobacco Settlement Financing Corp.
	New Jersey Rev. TOB VRDO	1.680%	6/6/08	(Prere.)	12,945	12,945
	Union County NJ PCR (Exxon) VRDO	0.950%	6/2/08		9,500	9,500
1	Washington Township NJ Board of Educ.
	TOB VRDO	1.600%	6/6/08	(4)	11,820	11,820
	Watchung Hills NJ Regional High School
	District Notes	4.250%	7/9/08		3,000	3,001
	Woodbridge Township NJ Board of Educ. BAN	4.000%	11/7/08		15,000	15,038
	Wood-Ridge Borough NJ BAN	2.250%	2/20/09		4,328	4,356

	Outside New Jersey:
1	Puerto Rico Electric Power Auth. Rev. TOB VRDO	1.620%	6/6/08	(4)	7,055	7,055
1	Puerto Rico Electric Power Auth. Rev. TOB VRDO	1.630%	6/6/08	(4)	7,480	7,480
	Puerto Rico Govt. Dev. Bank VRDO	2.400%	6/6/08	(1)	35,600	35,600
1	Puerto Rico Highway & Transp. Auth. Rev.
	TOB VRDO	1.630%	6/6/08	(12)	10,000	10,000
	Puerto Rico Ind. Medical & Environmental Fac.
	Finance Auth. Rev. PCR (Abbott Laboratories) PUT	2.250%	3/1/09		12,575	12,575

New Jersey Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	Puerto Rico Sales Tax Financing Corp. Rev.
	TOB VRDO	1.640%	6/6/08	LOC	8,975	8,975
1	Puerto Rico Sales Tax Financing Corp. Rev.
	TOB VRDO	1.640%	6/6/08	LOC	2,100	2,100
Total Municipal Bonds (Cost $3,458,752)						3,458,752
Other Assets and Liabilities (1.4%)
Other Assets—Note B						59,082
Liabilities						(10,218)
						48,864
Net Assets (100%)
Applicable to 3,507,426,030 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)						3,507,616
Net Asset Value Per Share						$1.00

At May 31, 2008, net assets consisted of:
	Amount	Per
	($000)	Share
Paid-in Capital	3,507,665	$1.00
Undistributed Net Investment Income	—	—
Accumulated Net Realized Losses	(49)	—
Unrealized Appreciation	—	—
Net Assets	3,507,616	$1.00

•	See Note A in Notes to Financial Statements.

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, the aggregate value of these securities was $1,198,393,000, representing 34.2% of net assets.

For key to abbreviations and other references, see page 20.

New Jersey Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New Jersey Tax-Exempt Money Market Fund

Statement of Operations

Six Months Ended
May 31, 2008
($000)
Investment Income
Income
Interest	45,532
Total Income	45,532
Expenses
The Vanguard Group—Note B
Investment Advisory Services	168
Management and Administrative	1,108
Marketing and Distribution	453
Custodian Fees	13
Shareholders’ Reports	7
Trustees’ Fees and Expenses	2
Total Expenses	1,751
Expenses Paid Indirectly—Note C	(13)
Net Expenses	1,738
Net Investment Income	43,794
Realized Net Gain (Loss) on Investment Securities Sold	(4)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	—
Net Increase (Decrease) in Net Assets Resulting from Operations	43,790

New Jersey Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	43,794	113,144
Realized Net Gain (Loss)	(4)	1
Change in Unrealized Appreciation (Depreciation)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	43,790	113,145
Distributions
Net Investment Income	(43,794)	(113,144)
Realized Capital Gain	—	—
Total Distributions	(43,794)	(113,144)
Capital Share Transactions (at $1.00)
Issued	1,610,827	3,005,742
Issued in Lieu of Cash Distributions	41,931	108,205
Redeemed	(1,593,166)	(2,452,550)
Net Increase (Decrease) from Capital Share Transactions	59,592	661,397
Total Increase (Decrease)	59,588	661,398
Net Assets
Beginning of Period	3,448,028	2,786,630
End of Period	3,507,616	3,448,028

New Jersey Tax-Exempt Money Market Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.013	.035	.032	.021	.010	.009
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.013	.035	.032	.021	.010	.009
Distributions
Dividends from Net Investment Income	(.013)	(.035)	(.032)	(.021)	(.010)	(.009)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.013)	(.035)	(.032)	(.021)	(.010)	(.009)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	1.27%	3.60%	3.25%	2.17%	1.03%	0.87%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,508	$3,448	$2,787	$2,521	$2,074	$1,874
Ratio of Total Expenses to
Average Net Assets	0.10%*	0.10%	0.13%	0.13%	0.13%	0.17%
Ratio of Net Investment Income to
Average Net Assets	2.52%*	3.53%	3.21%	2.17%	1.03%	0.87%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard New Jersey Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of New Jersey.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended November 30, 2004–2007) and for the period ended May 31, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its assets in capital contributions to Vanguard. At May 31, 2008, the fund had contributed capital of $285,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.28% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2008, custodian fee offset arrangements reduced the fund’s expenses by $13,000.

D. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

New Jersey Tax-Exempt Money Market Fund

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At May 31, 2008, 100% of the fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

New Jersey Long-Term Tax-Exempt Fund

Fund Profile

As of May 31, 2008

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	350	7,393	43,475
Yield[3]		3.9%	4.0%
Investor Shares	3.7%
Admiral Shares	3.8%
Yield to Maturity	3.9%[4]	3.9%	4.0%
Average Coupon	4.8%	5.0%	5.0%
Average Effective
Maturity	8.1 years	9.8 years	13.2 years
Average Quality	AA	AA+	AA+
Average Duration	6.0 years	6.7 years	7.7 years
Expense Ratio		—	—
Investor Shares	0.15%[5]
Admiral Shares	0.08%[5]
Short-Term Reserves	1.2%	—	—

Volatility Measures[6]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.95	0.99
Beta	1.15	1.18

Distribution by Maturity (% of portfolio)

Under 1 Year	4.7%
1–5 Years	29.2
5–10 Years	37.3
10–20 Years	21.6
20–30 Years	6.9
Over 30 Years	0.3

Distribution by Credit Quality (% of portfolio)

AAA	63.2%
AA	20.1
A	10.2
BBB	6.5

Investment Focus

1 Lehman 10 Year Municipal Bond Index.

2 Lehman Municipal Bond Index.

3 30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. See the Glossary on pages 49–50.

4 Before expenses.

5 Annualized.

6 For an explanation of R-squared, beta, and other terms used here, see the Glossary on pages 49–50.

New Jersey Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 1997–May 31, 2008
			Investor Shares	Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1998	2.3%	5.3%	7.6%	8.1%
1999	–6.2	4.9	–1.3	–0.4
2000	2.9	5.7	8.6	7.7
2001	3.4	5.2	8.6	8.2
2002	1.5	4.9	6.4	6.7
2003	2.1	4.7	6.8	6.9
2004	–1.2	4.5	3.3	4.0
2005	–1.1	4.4	3.3	3.0
2006	2.4	4.6	7.0	6.2
2007	–2.3	4.3	2.0	3.5
2008[2]	–1.4	2.2	0.8	1.7

Average Annual Total Returns: Periods Ended March 31, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[3]	2/3/1988	1.01%	3.52%	0.03%	4.80%	4.83%
Admiral Shares	5/14/2001	1.08	3.59	0.01[4]	4.67[4]	4.68[4]

1 Lehman 10 Year Municipal Bond Index.

2 Six months ended May 31, 2008.

3 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4 Return since inception.

Note: See Financial Highlights tables on pages 41–42 for dividend and capital gains information.

New Jersey Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets

As of May 31, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Bonds (98.1%)
Atlantic County NJ Public Fac. COP	7.400%	3/1/10 (3)	1,755	1,900
Atlantic County NJ Public Fac. COP	7.400%	3/1/11 (3)	4,025	4,501
Atlantic County NJ Public Fac. COP	6.000%	3/1/14 (3)	3,685	4,184
Atlantic County NJ Public Fac. COP	6.000%	3/1/15 (3)	1,480	1,700
Atlantic County NJ Util. Auth. Sewer Rev.	6.875%	1/1/12 (2)(ETM)	1,315	1,425
Burlington County NJ Bridge Comm. Rev.	5.250%	12/15/21 (2)	3,200	3,445
Camden County NJ Improvement Auth. Lease Rev.	5.375%	9/1/10 (4)(Prere.)	850	906
Camden County NJ Improvement Auth. Lease Rev.	5.500%	9/1/10 (4)(Prere.)	1,470	1,571
Camden County NJ Improvement Auth. Lease Rev.	5.500%	5/1/12 (Prere.)	1,025	1,120
Camden County NJ Improvement Auth. Lease Rev.	5.500%	5/1/12 (Prere.)	1,335	1,459
Camden County NJ Improvement Auth. Lease Rev.	5.500%	5/1/12 (Prere.)	1,265	1,383
Camden County NJ Improvement Auth. Lease Rev.	5.500%	5/1/12 (Prere.)	1,140	1,246
Cape May County NJ Muni. Util. Auth. Rev.	5.750%	1/1/14 (4)	6,930	7,812
Cape May County NJ Muni. Util. Auth. Rev.	5.250%	1/1/17 (1)	2,560	2,713
Cape May County NJ Muni. Util. Auth. Rev.	5.250%	1/1/18 (1)	2,165	2,274
Cape May County NJ PCR (Atlantic City Electric)	6.800%	3/1/21 (1)	15,400	18,544
Cumberland County NJ Improvement Auth.
Solid Waste System Rev.	5.125%	1/1/25 (1)	5,685	5,940
Delaware River & Bay Auth. New Jersey Rev.	5.375%	1/1/10 (2)(Prere.)	750	794
Delaware River Port Auth. Pennsylvania &
New Jersey Rev.	5.750%	1/1/22 (4)	10,000	10,333
Delaware River Port Auth. Pennsylvania &
New Jersey Rev.	5.625%	1/1/26 (4)	5,000	5,134
Delaware River Port Auth. Pennsylvania &
New Jersey Rev.	5.750%	1/1/26 (4)	12,085	12,440
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/11 (3)(Prere.)	2,640	2,847
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/11 (3)(Prere.)	2,780	2,998
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/11 (3)(Prere.)	1,400	1,510
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/11 (3)(Prere.)	2,000	2,157
Egg Harbor Township NJ School Dist. GO	5.100%	7/15/11 (3)(Prere.)	2,950	3,190
Essex County NJ Improvement Auth. Lease Rev.	5.750%	10/1/10 (3)(Prere.)	5,090	5,466
Essex County NJ Improvement Auth. Lease Rev.	5.750%	10/1/10 (3)(Prere.)	2,650	2,846
Essex County NJ Improvement Auth. Lease Rev.	5.750%	10/1/10 (3)(Prere.)	3,390	3,641
Essex County NJ Improvement Auth. Rev.	5.250%	12/15/18 (2)	10,000	11,123
Essex County NJ Improvement Auth. Rev.	5.250%	12/15/20 (2)	5,010	5,524
Essex County NJ Improvement Auth. Rev.	5.250%	12/15/22 (2)	3,455	3,819
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/23 (1)	12,065	13,490
Essex County NJ Improvement Auth. Rev.	5.250%	12/15/23 (2)	3,635	4,006
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/24 (1)	6,725	7,530

New Jersey Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Essex County NJ Improvement Auth. Rev.	5.250%	12/15/24 (2)	3,820	4,218
	Essex County NJ Improvement Auth. Rev.	5.500%	10/1/25 (1)	11,630	13,019
	Essex County NJ Improvement Auth. Rev.	5.500%	10/1/26 (1)	6,500	7,262
	Essex County NJ Improvement Auth. Rev.	5.500%	10/1/27 (1)	5,895	6,577
	Essex County NJ Solid Waste Util. Auth.	0.000%	4/1/10 (4)	1,000	952
	Evesham NJ Util. Auth. Rev.	5.000%	7/1/16 (2)	3,435	3,609
	Evesham NJ Util. Auth. Rev.	5.000%	7/1/17 (2)	3,705	3,892
	Evesham NJ Util. Auth. Rev.	5.000%	7/1/18 (2)	1,605	1,664
	Garden State Preservation Trust New Jersey	5.250%	11/1/12 (4)	24,260	26,489
	Garden State Preservation Trust New Jersey	5.125%	11/1/19 (4)	7,655	8,597
	Garden State Preservation Trust New Jersey	0.000%	11/1/21 (4)	11,325	6,079
	Garden State Preservation Trust New Jersey	0.000%	11/1/22 (4)	41,150	20,853
	Garden State Preservation Trust New Jersey	0.000%	11/1/23 (4)	15,000	7,154
	Garden State Preservation Trust New Jersey	5.750%	11/1/28 (4)	15,220	17,901
	Gloucester County NJ Improvement Auth.
	Lease Rev.	5.000%	7/15/16 (1)	1,000	1,069
	Gloucester County NJ Improvement Auth.
	Lease Rev.	5.000%	7/15/17 (1)	1,000	1,067
	Gloucester County NJ Improvement Auth.
	Lease Rev.	5.000%	7/15/20 (1)	1,150	1,197
	Gloucester County NJ Improvement Auth.
	Lease Rev.	5.000%	7/15/23 (1)	1,000	1,033
	Gloucester County NJ Improvement Auth.
	Lease Rev.	5.000%	4/1/33	17,335	17,878
	Gloucester County NJ Improvement Auth.
	Lease Rev.	5.000%	4/1/38	10,000	10,289
	Gloucester Township NJ GO	5.750%	7/15/10 (2)	2,880	2,955
	Gloucester Township NJ Muni. Util. Auth. Rev.	5.650%	3/1/18 (2)	2,755	3,046
	Hillsborough Township NJ School Dist. GO	5.375%	10/1/13 (4)	1,250	1,391
	Hillsborough Township NJ School Dist. GO	5.375%	10/1/15 (4)	1,720	1,946
	Hillsborough Township NJ School Dist. GO	5.375%	10/1/17 (4)	720	821
	Hillsborough Township NJ School Dist. GO	5.375%	10/1/19 (4)	1,720	1,963
1	Hoboken-Union City-Weehawken
	NJ Sewerage Auth. Rev.	6.250%	8/1/13 (1)	9,590	10,908
	Irvington Township NJ GO	0.000%	8/1/09 (1)(ETM)	2,580	2,510
	Irvington Township NJ GO	0.000%	8/1/10 (1)(ETM)	2,080	1,968
	Jackson Township NJ Board of Educ. GO	5.375%	4/15/12 (3)(Prere.)	6,885	7,496
	Jackson Township NJ Board of Educ. GO	5.375%	4/15/12 (3)(Prere.)	7,676	8,358
	Jackson Township NJ Board of Educ. GO	5.250%	6/15/21 (1)	11,195	12,455
	Marlboro Township NJ Board of Educ. GO	5.250%	7/15/09 (4)(Prere.)	2,625	2,719
	Marlboro Township NJ Board of Educ. GO	5.250%	7/15/09 (4)(Prere.)	2,790	2,890
	Marlboro Township NJ Board of Educ. GO	5.250%	7/15/09 (4)(Prere.)	2,850	2,952
	Marlboro Township NJ Board of Educ. GO	5.000%	7/15/14	1,045	1,100
	Mercer County NJ Improvement Auth.
	Special Services School Dist. Rev.	5.750%	12/15/08	1,165	1,190
	Mercer County NJ Improvement Auth.
	Special Services School Dist. Rev.	5.950%	12/15/12	4,895	5,454
	Middlesex County NJ COP	5.000%	8/1/11 (1)	1,050	1,118
	Middlesex County NJ COP	5.500%	8/1/15 (1)	1,195	1,271
	Middlesex County NJ Improvement Auth.	5.375%	3/15/22 (3)	1,825	1,911
	Middlesex County NJ Improvement Auth.	5.375%	3/15/23 (3)	1,925	2,015
	Middlesex County NJ Improvement Auth. Rev.
	Heldrich Center Hotel/Conference Project	5.000%	1/1/15	500	476
	Middlesex County NJ Improvement Auth. Rev.
	Heldrich Center Hotel/Conference Project	5.000%	1/1/20	500	454

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Middlesex County NJ Improvement Auth. Rev.
Heldrich Center Hotel/Conference Project	5.000%	1/1/32	5,100	4,266
Middlesex County NJ Improvement Auth. Rev.
Heldrich Center Hotel/Conference Project	5.125%	1/1/37	3,500	2,918
Middlesex County NJ Improvement Auth. Rev.
Open Space Trust Fund	5.250%	9/15/19	1,585	1,700
Middlesex County NJ Improvement Auth. Rev.
Open Space Trust Fund	5.250%	9/15/20	1,600	1,715
Middlesex County NJ Improvement Auth. Rev.
Open Space Trust Fund	5.250%	9/15/21	2,375	2,526
Middlesex County NJ Improvement Auth. Rev.
Open Space Trust Fund	5.250%	9/15/22	2,000	2,127
Middlesex County NJ Improvement Auth. Util.
Systems Rev. (Perth Amboy)	0.000%	9/1/15 (2)	2,000	1,500
Middlesex County NJ Improvement Auth. Util.
Systems Rev. (Perth Amboy)	0.000%	9/1/16 (2)	3,000	2,129
Middlesex County NJ Improvement Auth. Util.
Systems Rev. (Perth Amboy)	0.000%	9/1/18 (2)	4,550	2,884
Middletown Township NJ Board of Educ. GO	5.000%	8/1/14 (4)	2,735	2,855
Middletown Township NJ Board of Educ. GO	5.000%	8/1/15 (4)	2,015	2,101
Monmouth County NJ Improvement Auth. Rev.
(Howell Township Board of Educ.)	5.000%	7/15/19 (2)	2,115	2,203
Monmouth County NJ Improvement Auth. Rev.
(Howell Township Board of Educ.)	5.000%	7/15/20 (2)	2,225	2,315
Monmouth County NJ Improvement Auth. Rev.
(Pooled Govt. Loan)	5.000%	12/1/13 (2)	1,545	1,676
Monmouth County NJ Improvement Auth. Rev.
(Pooled Govt. Loan)	5.000%	12/1/14 (2)	3,205	3,499
Monmouth County NJ Improvement Auth. Rev.
(Pooled Govt. Loan)	5.000%	12/1/16 (2)	1,000	1,097
Monmouth County NJ Improvement Auth. Rev.
(Pooled Govt. Loan)	5.250%	12/1/18 (2)	2,000	2,208
Monmouth County NJ Improvement Auth. Rev.
(Pooled Govt. Loan)	5.250%	12/1/21 (2)	1,275	1,376
Montgomery Township NJ School Dist. GO	5.250%	8/1/13 (1)	1,285	1,373
Montgomery Township NJ School Dist. GO	5.250%	8/1/17 (1)	1,280	1,366
Montgomery Township NJ School Dist. GO	5.250%	8/1/18 (1)	1,280	1,355
New Jersey Casino Reinvestment Dev. Auth. Rev.
(Hotel Room Fee)	5.250%	1/1/20 (2)	2,945	3,137
New Jersey Casino Reinvestment Dev. Auth. Rev.
(Hotel Room Fee)	5.250%	1/1/21 (2)	6,255	6,622
New Jersey Casino Reinvestment Dev. Auth. Rev.
(Hotel Room Fee)	5.250%	1/1/22 (2)	5,585	5,876
New Jersey Casino Reinvestment Dev. Auth. Rev.
(Parking Fee)	5.250%	6/1/21 (1)	3,000	3,126
New Jersey CTFS Partner Equipment
Lease Purchase	5.000%	6/15/10	5,000	5,197
New Jersey CTFS Partner Equipment
Lease Purchase	5.000%	6/15/11	6,590	6,914
New Jersey CTFS Partner Equipment
Lease Purchase	5.000%	6/15/13	5,000	5,314
New Jersey CTFS Partner Equipment
Lease Purchase	5.000%	6/15/16	4,000	4,249
New Jersey CTFS Partner Equipment
Lease Purchase	5.000%	6/15/17	3,000	3,176

New Jersey Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New Jersey CTFS Partner Equipment
	Lease Purchase	5.000%	6/15/18	2,000	2,108
	New Jersey CTFS Partner Equipment
	Lease Purchase	5.000%	6/15/23	1,000	1,018
	New Jersey Econ. Dev. Auth. Market
	Transition Fac. Rev.	5.500%	9/1/28 (3)	8,000	8,930
	New Jersey Econ. Dev. Auth. Market
	Transition Fac. Rev.	5.500%	9/1/29 (3)	7,055	7,899
	New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/17	3,580	3,580
	New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.750%	6/15/29	20,000	19,617
	New Jersey Econ. Dev. Auth. Rev.
	(Hillcrest Health Service)	0.000%	1/1/12 (2)	2,500	2,205
	New Jersey Econ. Dev. Auth. Rev.
	(Hillcrest Health Service)	0.000%	1/1/13 (2)	3,000	2,535
	New Jersey Econ. Dev. Auth. Rev.
	(Motor Vehicle Comm.)	5.250%	7/1/24 (1)	6,000	6,433
	New Jersey Econ. Dev. Auth. Rev.
	(Motor Vehicle Comm.)	5.250%	7/1/25 (1)	14,000	14,982
	New Jersey Econ. Dev. Auth. Rev.
	(Motor Vehicle Comm.)	5.250%	7/1/26 (1)	3,000	3,203
	New Jersey Econ. Dev. Auth. Rev.
	(Motor Vehicle Comm.)	5.250%	7/1/31 (1)	25,175	25,913
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	6/15/11 (2)(Prere.)	7,040	7,568
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	6/15/13 (3)(Prere.)	15,000	16,497
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	6/15/13 (2)	1,200	1,319
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/13 (1)(Prere.)	4,000	4,364
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/13 (2)(Prere.)	2,145	2,340
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/13 (Prere.)	3,000	3,273
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/13	7,500	8,031
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/14	10,000	10,752
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	9/1/14 (3)(Prere.)	3,880	4,322
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/18 (3)	10,285	11,492
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	3/1/24	15,550	16,323
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	3/1/25	8,000	8,369
2	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	4.500%	9/1/25	4,440	4,366
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	3/1/26	10,000	10,444
2	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	4.500%	9/1/26	2,000	1,954
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/27 (3)	14,500	16,174
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/32 (4)	2,000	2,065
2	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/33	3,000	3,028
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/36	22,500	23,002
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/37	18,000	18,427
	New Jersey Econ. Dev. Auth. Rev.
	(School Fac.) PUT	5.000%	9/1/15 (4)	13,000	14,042
	New Jersey Econ. Dev. Auth. Rev.
	(School Fac.) VRDO	1.200%	6/2/08 LOC	16,800	16,800
	New Jersey Econ. Dev. Auth. Rev.
	(St. Barnabas Project)	0.000%	7/1/08 (1)(ETM)	2,305	2,301
	New Jersey Econ. Dev. Auth. Rev.
	(St. Barnabas Project)	0.000%	7/1/11 (1)(ETM)	4,650	4,246
	New Jersey Econ. Dev. Auth. Rev.
	(St. Barnabas Project)	0.000%	7/1/12 (1)	4,550	3,950
	New Jersey Econ. Dev. Auth. Rev.
	(St. Barnabas Project)	0.000%	7/1/13 (1)	4,500	3,747
	New Jersey Econ. Dev. Auth. Rev.
	(St. Barnabas Project)	0.000%	7/1/14 (1)	4,210	3,346

New Jersey Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.250%	5/1/09 (4)(Prere.)	4,500	4,635
	New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.875%	5/1/09 (4)(Prere.)	3,465	3,590
	New Jersey Educ. Fac. Auth. Rev.	5.875%	9/1/08 (2)	6,165	6,226
	New Jersey Educ. Fac. Auth. Rev.	5.000%	9/1/10 (4)(Prere.)	2,715	2,872
	New Jersey Educ. Fac. Auth. Rev.	5.000%	9/1/10 (Prere.)	6,405	6,775
	New Jersey Educ. Fac. Auth. Rev.	5.750%	9/1/10 (4)(Prere.)	8,425	9,050
	New Jersey Educ. Fac. Auth. Rev.	5.750%	9/1/12	7,595	8,369
	New Jersey Educ. Fac. Auth. Rev.
	(College of New Jersey)	5.000%	7/1/14 (4)	3,280	3,595
	New Jersey Educ. Fac. Auth. Rev.
	(College of New Jersey)	5.000%	7/1/15 (4)	2,765	3,045
	New Jersey Educ. Fac. Auth. Rev.
	(College of New Jersey)	5.000%	7/1/16 (4)	4,410	4,874
	New Jersey Educ. Fac. Auth. Rev.
	(College of New Jersey)	5.000%	7/1/17 (4)	5,245	5,795
2	New Jersey Educ. Fac. Auth. Rev.
	(College of New Jersey)	5.000%	7/1/35 (4)	20,000	20,655
	New Jersey Educ. Fac. Auth. Rev. (Drew Univ.)	5.250%	7/1/20 (3)	2,060	2,236
	New Jersey Educ. Fac. Auth. Rev. (Drew Univ.)	5.250%	7/1/21 (3)	1,550	1,671
	New Jersey Educ. Fac. Auth. Rev. (Drew Univ.)	5.000%	7/1/37 (1)	6,730	6,848
	New Jersey Educ. Fac. Auth. Rev.
	(Fairleigh Dickinson Univ.)	5.500%	7/1/23	2,750	2,760
	New Jersey Educ. Fac. Auth. Rev.	5.000%	7/1/27	1,000	978
	(Georgian Court Univ.)
	New Jersey Educ. Fac. Auth. Rev.
	(Georgian Court Univ.)	5.000%	7/1/33	1,000	955
	New Jersey Educ. Fac. Auth. Rev.
	(Georgian Court Univ.)	5.250%	7/1/37	1,000	971
	New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.250%	7/1/13 (3)(Prere.)	2,605	2,867
	New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.250%	7/1/13 (3)(Prere.)	2,775	3,054
	New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.000%	7/1/20 (3)	2,585	2,687
	New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.000%	7/1/21 (3)	3,025	3,126
	New Jersey Educ. Fac. Auth. Rev.
	(Montclair State Univ.)	5.000%	7/1/15 (3)(Prere.)	4,700	5,179
	New Jersey Educ. Fac. Auth. Rev.
	(Montclair State Univ.)	5.000%	7/1/27 (2)	10,000	10,281
	New Jersey Educ. Fac. Auth. Rev.
	(New Jersey City Univ.)	5.000%	7/1/28 (12)	5,630	5,865
	New Jersey Educ. Fac. Auth. Rev.
	(New Jersey City Univ.)	5.000%	7/1/35 (12)	5,000	5,156
	New Jersey Educ. Fac. Auth. Rev.
	(New Jersey Institute of Technology)	5.250%	7/1/17 (1)	1,000	1,054
	New Jersey Educ. Fac. Auth. Rev.
	(New Jersey Institute of Technology)	5.250%	7/1/18 (1)	1,470	1,540
	New Jersey Educ. Fac. Auth. Rev.
	(New Jersey Institute of Technology)	5.250%	7/1/20 (1)	1,725	1,800
	New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.250%	7/1/16	2,545	2,876
	New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.000%	7/1/30	2,900	3,001
	New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.000%	7/1/33	15,000	15,588
	New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.625%	7/1/09 (1)(Prere.)	2,105	2,197
	New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.000%	7/1/12 (3)(Prere.)	1,010	1,089
	New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.000%	7/1/12 (3)(Prere.)	1,700	1,833
	New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.000%	7/1/14 (3)(Prere.)	15,760	17,308
	New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.000%	7/1/15 (3)	1,550	1,615
	New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.000%	7/1/16 (1)(Prere.)	4,000	4,434

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/10 (3)(Prere.)	11,210	11,826
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/11 (3)(Prere.)	235	255
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/11 (3)(Prere.)	205	222
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/11 (3)(Prere.)	190	206
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.125%	7/1/13 (3)(Prere.)	2,800	3,055
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/14 (3)	2,070	2,187
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/15 (3)	1,690	1,780
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/16 (3)	1,845	1,944
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.000%	7/1/24 (1)	2,200	2,271
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.250%	7/1/10 (2)	1,500	1,554
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.250%	7/1/12 (2)	1,275	1,316
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.250%	7/1/15 (2)	400	420
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.250%	7/1/16 (2)	200	210
New Jersey Educ. Fac. Auth. Rev.
(Stevens Institute of Technology)	5.125%	7/1/13 (Prere.)	6,000	6,547
New Jersey Educ. Fac. Auth. Rev.
(Stevens Institute of Technology)	5.250%	7/1/13 (Prere.)	6,000	6,582
New Jersey Educ. Fac. Auth. Rev.
(Stevens Institute of Technology)	5.000%	7/1/34	2,500	2,264
New Jersey Environmental Infrastructure Trust
Wastewater Treatment Rev.	5.125%	9/1/10 (Prere.)	5,090	5,446
New Jersey GO	5.500%	7/15/19 (3)	7,500	8,545
New Jersey Health Care Fac. Financing Auth. Rev.	5.000%	7/1/36	14,250	13,913
New Jersey Health Care Fac. Financing Auth. Rev.
(AHS Hospital)	5.000%	7/1/13	7,330	7,709
New Jersey Health Care Fac. Financing Auth. Rev.
(AHS Hospital)	5.000%	7/1/14	7,695	8,115
New Jersey Health Care Fac. Financing Auth. Rev.
(AHS Hospital)	5.000%	7/1/15	5,000	5,268
New Jersey Health Care Fac. Financing Auth. Rev.
(AHS Hospital)	5.000%	7/1/18	9,095	9,415
New Jersey Health Care Fac. Financing Auth. Rev.
(Atlantic City Medical Center)	6.000%	7/1/08	2,530	2,537
New Jersey Health Care Fac. Financing Auth. Rev.
(Atlantic City Medical Center)	5.750%	7/1/12 (Prere.)	2,220	2,444
New Jersey Health Care Fac. Financing Auth. Rev.
(Atlantic City Medical Center)	6.250%	7/1/12 (Prere.)	1,750	1,966
New Jersey Health Care Fac. Financing Auth. Rev.
(Atlantic City Medical Center)	6.250%	7/1/17	2,200	2,380
New Jersey Health Care Fac. Financing Auth. Rev.
(Atlantic City Medical Center)	5.750%	7/1/25	2,780	2,858
New Jersey Health Care Fac. Financing Auth. Rev.
(Atlanticare Regional Medical Center)	5.000%	7/1/23	2,675	2,702
New Jersey Health Care Fac. Financing Auth. Rev.
(Atlanticare Regional Medical Center)	5.000%	7/1/26	2,880	2,888
New Jersey Health Care Fac. Financing Auth. Rev.
(Atlanticare Regional Medical Center)	5.000%	7/1/37	10,000	9,629
New Jersey Health Care Fac. Financing Auth. Rev.
(Capital Health Systems Obligated Group)	5.750%	7/1/23	7,000	7,151
New Jersey Health Care Fac. Financing Auth. Rev.
(Children’s Specialized Hospital)	5.000%	7/1/24	800	752
New Jersey Health Care Fac. Financing Auth. Rev.
(Children’s Specialized Hospital)	5.500%	7/1/30	3,055	2,923
New Jersey Health Care Fac. Financing Auth. Rev.
(Children’s Specialized Hospital)	5.500%	7/1/36	6,800	6,332

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Health Care Fac. Financing Auth. Rev.
(Community Medical Center/Kimball Medical
Center/Kensington Manor Care Center)	5.250%	7/1/08 (4)(Prere.)	1,395	1,413
New Jersey Health Care Fac. Financing Auth. Rev.
(Community Medical Center/Kimball Medical
Center/Kensington Manor Care Center)	5.250%	7/1/08 (4)(Prere.)	1,360	1,377
New Jersey Health Care Fac. Financing Auth. Rev.
(Community Medical Center/Kimball Medical
Center/Kensington Manor Care Center)	5.250%	7/1/09 (4)	4,140	4,191
New Jersey Health Care Fac. Financing Auth. Rev.
(Community Medical Center/Kimball Medical
Center/Kensington Manor Care Center)	5.000%	7/1/10 (4)	4,695	4,751
New Jersey Health Care Fac. Financing Auth. Rev.
(Community Medical Center/Kimball Medical
Center/Kensington Manor Care Center)	5.250%	7/1/12 (4)	105	106
New Jersey Health Care Fac. Financing Auth. Rev.
(Hackensack Univ. Medical Center)	5.375%	1/1/13 (1)	2,355	2,383
New Jersey Health Care Fac. Financing Auth. Rev.
(Hackensack Univ. Medical Center)	5.125%	1/1/21	15,000	15,129
New Jersey Health Care Fac. Financing Auth. Rev.
(Holy Name Hosp.)	5.250%	7/1/30	4,000	3,742
New Jersey Health Care Fac. Financing Auth. Rev.
(Hunterdon Medical Center)	5.250%	7/1/25	1,200	1,230
New Jersey Health Care Fac. Financing Auth. Rev.
(Hunterdon Medical Center)	5.125%	7/1/35	3,450	3,398
New Jersey Health Care Fac. Financing Auth. Rev.
(Meridian Health System Obligated Group)	5.625%	7/1/13 (4)	7,355	7,666
New Jersey Health Care Fac. Financing Auth. Rev.
(Meridian Health System Obligated Group)	5.250%	7/1/29 (4)	13,450	13,767
New Jersey Health Care Fac. Financing Auth. Rev.
(Riverside Medical Center)	6.250%	7/1/10 (2)(ETM)	2,935	3,165
New Jersey Health Care Fac. Financing Auth. Rev.
(South Jersey Hosp.)	5.875%	7/1/12 (Prere.)	3,500	3,870
New Jersey Health Care Fac. Financing Auth. Rev.
(South Jersey Hosp.)	6.000%	7/1/12 (Prere.)	3,000	3,331
New Jersey Health Care Fac. Financing Auth. Rev.
(South Jersey Hosp.)	6.000%	7/1/12 (Prere.)	3,500	3,887
New Jersey Health Care Fac. Financing Auth. Rev.
(South Jersey Hosp.)	5.000%	7/1/46	5,000	4,802
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care System)	0.000%	7/1/21 (1)	1,740	919
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care System)	0.000%	7/1/21 (1)(ETM)	1,260	703
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care System)	5.000%	7/1/29	4,375	4,098
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care)	5.250%	1/1/09 (1)(Prere.)	305	314
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care)	5.250%	1/1/09 (1)(Prere.)	960	988
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care)	5.250%	7/1/13 (1)	2,695	2,756
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care)	5.250%	7/1/16 (1)	2,340	2,393
New Jersey Health Care Fac. Financing Auth. Rev.
(Virtua Health)	5.250%	7/1/14 (4)	11,000	11,261

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Highway Auth. Rev.
(Garden State Parkway)	5.600%	1/1/10 (3)(Prere.)	7,535	8,000
New Jersey Housing & Mortgage Finance Agency
Multi-Family Housing Rev.	5.700%	5/1/20 (4)	2,040	2,088
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13 (1)(ETM)	1,595	1,753
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13 (1)	1,215	1,329
New Jersey Sports & Exposition Auth. Rev.	5.500%	3/1/17 (1)(ETM)	250	286
New Jersey Sports & Exposition Auth. Rev.	5.500%	3/1/17 (1)	5,505	6,254
New Jersey Sports & Exposition Auth. Rev.
(Convention Center Luxury Tax)	5.500%	3/1/21 (1)	3,000	3,356
New Jersey Sports & Exposition Auth. Rev.
(Convention Center Luxury Tax)	5.500%	3/1/22 (1)	1,000	1,117
New Jersey Sports & Exposition Auth. Rev. VRDO	1.500%	6/6/08 (1)	3,145	3,145
New Jersey Transp. Corp. COP	5.750%	9/15/10 (2)(Prere.)	2,000	2,149
New Jersey Transp. Corp. COP	5.500%	9/15/12 (2)	20,000	21,603
New Jersey Transp. Corp. COP	5.500%	9/15/14 (2)	1,500	1,644
New Jersey Transp. Corp. COP	5.500%	9/15/15 (2)	15,000	16,555
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	6/15/10 (Prere.)	5,000	5,366
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	6/15/11 (3)(ETM)	7,165	7,703
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	6/15/13 (Prere.)	16,000	17,783
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/14 (2)	10,000	11,206
New Jersey Transp. Trust Fund Auth. Rev.	5.000%	6/15/15 (4)(Prere.)	13,125	14,518
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	6/15/15 (1)(Prere.)	5,000	5,609
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	6/15/15 (1)(ETM)	5,000	5,609
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/20	5,000	5,760
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/23 (3)	5,850	6,684
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/23 (2)	15,830	17,258
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/24 (3)	5,000	5,727
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/25 (3)	17,750	20,348
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/32 (4)	10,000	2,800
New Jersey Transp. Trust Fund Auth. Rev.	5.000%	12/15/32 (2)	22,085	22,642
New Jersey Turnpike Auth. Rev.	5.375%	1/1/10 (1)(Prere.)	3,500	3,666
New Jersey Turnpike Auth. Rev.	5.500%	1/1/10 (1)(Prere.)	1,800	1,889
New Jersey Turnpike Auth. Rev.	5.750%	1/1/10 (1)(Prere.)	1,620	1,706
New Jersey Turnpike Auth. Rev.	5.750%	1/1/10 (1)(Prere.)	665	700
New Jersey Turnpike Auth. Rev.	5.750%	1/1/10 (1)(Prere.)	7,365	7,757
New Jersey Turnpike Auth. Rev.	6.000%	1/1/13 (1)(ETM)	770	867
New Jersey Turnpike Auth. Rev.	6.000%	1/1/13 (1)	230	255
New Jersey Turnpike Auth. Rev.	6.500%	1/1/13 (1)(ETM)	20,000	22,932
New Jersey Turnpike Auth. Rev.	6.500%	1/1/16 (1)(ETM)	1,560	1,807
New Jersey Turnpike Auth. Rev.	6.500%	1/1/16 (1)	4,615	5,323
New Jersey Turnpike Auth. Rev.	6.500%	1/1/16 (1)(ETM)	22,095	25,601
New Jersey Turnpike Auth. Rev.	5.750%	1/1/17 (1)	2,635	2,737
Newark NJ GO	5.500%	10/1/08 (2)	1,660	1,679
Newark NJ GO	5.375%	12/15/13 (1)	2,000	2,158
Ocean County NJ Util. Auth. Wastewater Rev.	5.250%	1/1/17	2,665	2,832
Ocean County NJ Util. Auth. Wastewater Rev.	5.250%	1/1/18	2,345	2,469
Ocean County NJ Util. Auth. Wastewater Rev.	6.600%	1/1/18 (3)(ETM)	2,500	2,956
Port Auth. of New York & New Jersey Rev.	5.000%	7/15/25	13,600	14,150
Port Auth. of New York & New Jersey Rev.	5.000%	7/15/31	12,830	13,148
Port Auth. of New York & New Jersey Rev.	5.000%	7/15/34 (1)	12,095	12,363
Port Auth. of New York & New Jersey Special
Obligation Rev. (Versatile Structure) VRDO	1.190%	6/2/08	2,100	2,100
Rahway Valley NJ Sewerage Auth. Sewer Rev.	0.000%	9/1/31 (1)	4,215	1,254
Rahway Valley NJ Sewerage Auth. Sewer Rev.	0.000%	9/1/32 (1)	5,000	1,406

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Rahway Valley NJ Sewerage Auth. Sewer Rev.	0.000%	9/1/34 (1)	10,220	2,569
Rahway Valley NJ Sewerage Auth. Sewer Rev.	0.000%	9/1/35 (1)	10,215	2,423
Rutgers State Univ. New Jersey	6.400%	5/1/13	2,575	2,813
South Jersey Port Corp. New Jersey Rev.	5.000%	1/1/23	2,000	2,037
South Jersey Port Corp. New Jersey Rev.	5.100%	1/1/33	1,500	1,513
Stafford NJ Muni. Util. Auth. Water & Sewer Rev.	5.500%	6/1/11 (3)	2,145	2,220
Tobacco Settlement Financing Corp. New Jersey Rev.	5.750%	6/1/12 (Prere.)	18,515	19,914
Tobacco Settlement Financing Corp. New Jersey Rev.	6.000%	6/1/12 (Prere.)	20,650	22,894
Tobacco Settlement Financing Corp. New Jersey Rev.	6.125%	6/1/12 (Prere.)	39,495	43,971
Tobacco Settlement Financing Corp. New Jersey Rev.	6.750%	6/1/13 (Prere.)	18,490	21,463
Tobacco Settlement Financing Corp. New Jersey Rev.	7.000%	6/1/13 (Prere.)	20,000	23,435
Tobacco Settlement Financing Corp. New Jersey Rev.	4.500%	6/1/23	14,315	12,838
Univ. of Medicine & Dentistry New Jersey COP	5.250%	6/15/18 (1)	1,975	2,079
Univ. of Medicine & Dentistry New Jersey COP	5.250%	6/15/20 (1)	2,185	2,273
Univ. of Medicine & Dentistry New Jersey COP	5.250%	6/15/22 (1)	2,420	2,498
Univ. of Medicine & Dentistry New Jersey Rev.	6.500%	12/1/12 (1)(ETM)	4,000	4,347
Univ. of Medicine & Dentistry New Jersey Rev.	5.375%	12/1/15 (2)	2,325	2,485
Univ. of Medicine & Dentistry New Jersey Rev.	5.375%	12/1/16 (2)	1,110	1,187
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/18 (2)	1,250	1,323
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/19 (2)	3,000	3,175
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/20 (2)	3,675	3,889
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/21 (2)	2,000	2,116
Vernon Township NJ School Dist. GO	5.250%	12/1/09 (3)(Prere.)	1,200	1,254
Vernon Township NJ School Dist. GO	5.300%	12/1/09 (3)(Prere.)	1,200	1,255
Vernon Township NJ School Dist. GO	5.375%	12/1/09 (3)(Prere.)	1,200	1,257
Vernon Township NJ School Dist. GO	5.375%	12/1/09 (3)(Prere.)	1,200	1,257
Vernon Township NJ School Dist. GO	5.375%	12/1/09 (3)(Prere.)	1,200	1,257
West Orange NJ Board of Educ. COP	5.625%	10/1/09 (1)(Prere.)	2,500	2,640
West Orange NJ Board of Educ. COP	5.625%	10/1/09 (1)(Prere.)	2,000	2,112
West Orange NJ Board of Educ. COP	6.000%	10/1/09 (1)(Prere.)	1,000	1,061

Outside New Jersey:
Guam Govt. Ltd. Obligation Infrastructure
Improvement Rev.	5.125%	11/1/11 (2)	3,400	3,474
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/22 (1)	2,000	2,129
Puerto Rico GO	5.500%	7/1/18	5,540	5,804
Puerto Rico GO	5.500%	7/1/21 (1)	6,750	7,188
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/14 (Prere.)	3,500	3,879
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/14 (Prere.)	4,125	4,571
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/19 (1)	5,000	5,345
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/21 (4)	5,000	5,535
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/22 (4)	3,500	3,870
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/23 (4)	4,000	4,416
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/24 (2)	13,000	13,831
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	0.000%	7/1/33 (3)	20,000	4,770
Puerto Rico Muni. Finance Agency	5.500%	8/1/09 (4)(Prere.)	2,000	2,099
Puerto Rico Muni. Finance Agency	5.250%	8/1/19 (4)	5,000	5,285
Puerto Rico Public Finance Corp.	5.500%	2/1/12 (Prere.)	1,135	1,219
Puerto Rico Public Finance Corp.	5.500%	2/1/12 (Prere.)	3,250	3,490
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (ETM)	720	843
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/56	16,200	923
Univ. of Puerto Rico Rev.	5.000%	6/1/30	5,000	4,896
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/18	3,390	3,441

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Virgin Islands Water & Power Auth.
Electric System Rev.	5.000%	7/1/23	2,205	2,208
Virgin Islands Water & Power Auth.
Electric System Rev.	5.000%	7/1/24	1,915	1,918
Virgin Islands Water & Power Auth.
Electric System Rev.	5.000%	7/1/27	1,200	1,187
Total Municipal Bonds (Cost $1,857,766)				1,884,527
Other Assets and Liabilities (1.9%)
Other Assets—Note B				63,761
Liabilities				(27,354)
				36,407
Net Assets (100%)				1,920,934

At May 31, 2008, net assets consisted of:[3]
Amount
($000)
Paid-in Capital	1,901,485
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(7,285)
Unrealized Appreciation (Depreciation)
Investment Securities	26,761
Futures Contracts	(27)
Net Assets	1,920,934

Investor Shares—Net Assets
Applicable to 38,533,701 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	445,163
Net Asset Value Per Share—Investor Shares	$11.55

Admiral Shares—Net Assets
Applicable to 127,744,448 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,475,771
Net Asset Value Per Share—Admiral Shares	$11.55

•	See Note A in Notes to Financial Statements.

1 Securities with a value of $2,389,000 have been segregated as initial margin for open futures contracts.

2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2008.

3 See Note D in Notes to Financial Statements for the tax-basis components of net assets. For key to abbreviations and other references, see page 38.

New Jersey Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New Jersey Long-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2008
($000)
Investment Income
Income
Interest	41,319
Total Income	41,319
Expenses
The Vanguard Group—Note B
Investment Advisory Services	89
Management and Administrative
Investor Shares	244
Admiral Shares	358
Marketing and Distribution
Investor Shares	56
Admiral Shares	143
Custodian Fees	7
Shareholders’ Reports
Investor Shares	5
Admiral Shares	1
Trustees’ Fees and Expenses	1
Total Expenses	904
Expenses Paid Indirectly—Note C	(7)
Net Expenses	897
Net Investment Income	40,422
Realized Net Gain (Loss)
Investment Securities Sold	(4,853)
Futures Contracts	750
Realized Net Gain (Loss)	(4,103)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(20,173)
Futures Contracts	(35)
Change in Unrealized Appreciation (Depreciation)	(20,208)
Net Increase (Decrease) in Net Assets Resulting from Operations	16,111

40

New Jersey Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	40,422	77,755
Realized Net Gain (Loss)	(4,103)	59
Change in Unrealized Appreciation (Depreciation)	(20,208)	(40,517)
Net Increase (Decrease) in Net Assets Resulting from Operations	16,111	37,297
Distributions
Net Investment Income
Investor Shares	(9,332)	(18,724)
Admiral Shares	(31,090)	(59,031)
Realized Capital Gain[1]
Investor Shares	—	(1,577)
Admiral Shares	—	(4,690)
Total Distributions	(40,422)	(84,022)
Capital Share Transactions—Note F
Investor Shares	24,432	6,395
Admiral Shares	92,519	151,103
Net Increase (Decrease) from Capital Share Transactions	116,951	157,498
Total Increase (Decrease)	92,640	110,773
Net Assets
Beginning of Period	1,828,294	1,717,521
End of Period	1,920,934	1,828,294

1 Includes fiscal 2007 short-term gain distributions totaling $3,090,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

New Jersey Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$11.71	$12.03	$11.82	$12.04	$12.27	$12.06
Investment Operations
Net Investment Income	.249	.511	.520	.526	.548	.549
Net Realized and Unrealized Gain (Loss)
on Investments	(.160)	(.276)	.282	(.134)	(.149)	.257
Total from Investment Operations	.089	.235	.802	.392	.399	.806
Distributions
Dividends from Net Investment Income	(.249)	(.511)	(.520)	(.526)	(.548)	(.549)
Distributions from Realized Capital Gains	—	(.044)	(.072)	(.086)	(.081)	(.047)
Total Distributions	(.249)	(.555)	(.592)	(.612)	(.629)	(.596)
Net Asset Value, End of Period	$11.55	$11.71	$12.03	$11.82	$12.04	$12.27

Total Return[1]	0.79%	2.04%	7.01%	3.29%	3.33%	6.81%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$445	$426	$432	$434	$896	$920
Ratio of Total Expenses to
Average Net Assets	0.15%*	0.15%	0.16%	0.16%	0.14%	0.17%
Ratio of Net Investment Income to
Average Net Assets	4.29%*	4.35%	4.42%	4.38%	4.51%	4.49%
Portfolio Turnover Rate	29%*	14%	15%	19%	16%	14%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

*	Annualized.

New Jersey Long-Term Tax-Exempt Fund

Admiral Shares
	Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$11.71	$12.03	$11.82	$12.04	$12.27	$12.06
Investment Operations
Net Investment Income	.253	.519	.529	.535	.554	.557
Net Realized and Unrealized Gain (Loss)
on Investments	(.160)	(.276)	.282	(.134)	(.149)	.257
Total from Investment Operations	.093	.243	.811	.401	.405	.814
Distributions
Dividends from Net Investment Income	(.253)	(.519)	(.529)	(.535)	(.554)	(.557)
Distributions from Realized Capital Gains	—	(.044)	(.072)	(.086)	(.081)	(.047)
Total Distributions	(.253)	(.563)	(.601)	(.621)	(.635)	(.604)
Net Asset Value, End of Period	$11.55	$11.71	$12.03	$11.82	$12.04	$12.27

Total Return	0.82%	2.11%	7.09%	3.36%	3.39%	6.87%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,476	$1,402	$1,286	$1,180	$625	$604
Ratio of Total Expenses to
Average Net Assets	0.08%*	0.08%	0.09%	0.09%	0.09%	0.11%
Ratio of Net Investment Income to
Average Net Assets	4.36%*	4.42%	4.49%	4.45%	4.57%	4.55%
Portfolio Turnover Rate	29%*	14%	15%	19%	16%	14%

* Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard New Jersey Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of New Jersey. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended November 30, 2004–2007) and for the period ended May 31, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

New Jersey Long-Term Tax-Exempt Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2008, the fund had contributed capital of $158,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.16% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2008, custodian fee offset arrangements reduced the fund’s expenses by $7,000.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2007, the fund had available realized losses of $437,000 to offset future net capital gains through November 30, 2015. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2008; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

The fund had realized losses totaling $2,737,000 through November 30, 2007, which are deferred for tax purposes and reduce the amount of unrealized appreciation on investment securities for tax purposes.

At May 31, 2008, the cost of investment securities for tax purposes was $1,860,503,000. Net unrealized appreciation of investment securities for tax purposes was $24,024,000, consisting of unrealized gains of $45,320,000 on securities that had risen in value since their purchase and $21,296,000 in unrealized losses on securities that had fallen in value since their purchase.

At May 31, 2008, the aggregate settlement value of open futures contracts expiring through September 2008 and the related unrealized appreciation (depreciation) were:

			($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
5-Year U.S. Treasury Note	(312)	34,300	50
10-Year U.S. Treasury Note	(208)	23,381	(115)
30-Year U.S. Treasury Bond	(128)	14,528	38

New Jersey Long-Term Tax-Exempt Fund

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. During the six months ended May 31, 2008, the fund purchased $399,406,000 of investment securities and sold $263,350,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	May 31, 2008		November 30, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	83,677	7,226	125,463	10,686
Issued in Lieu of Cash Distributions	7,633	663	16,691	1,422
Redeemed	(66,878)	(5,759)	(135,759)	(11,592)
Net Increase (Decrease)—Investor Shares	24,432	2,130	6,395	516
Admiral Shares
Issued	191,821	16,577	300,030	25,599
Issued in Lieu of Cash Distributions	23,389	2,031	48,555	4,137
Redeemed	(122,691)	(10,570)	(197,482)	(16,894)
Net Increase (Decrease)—Admiral Shares	92,519	8,038	151,103	12,842

G. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At May 31, 2008, 100% of the fund’s investments were valued based on Level 2 inputs.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended May 31, 2008
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
New Jersey Tax-Exempt Fund	11/30/2007	5/31/2008	Period[1]
Based on Actual Fund Return
Money Market	$1,000.00	$1,012.70	$0.50
Long-Term
Investor Shares	1,000.00	1,007.89	0.75
Admiral Shares	1,000.00	1,008.24	0.40
Based on Hypothetical 5% Yearly Return
Money Market	$1,000.00	$1,024.50	$0.51
Long-Term
Investor Shares	1,000.00	1,024.25	0.76
Admiral Shares	1,000.00	1,024.60	0.41

1 The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the New Jersey Tax-Exempt Money Market Fund, 0.10%; for the New Jersey Long-Term Tax-Exempt Fund, 0.15% for Investor Shares and 0.08% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Note that the expenses shown in the table on page 46 are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard New Jersey Tax-Exempt Money Market Fund and Vanguard New Jersey Long-Term Tax-Exempt Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the funds’ investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985. Robert F. Auwaerter, head of Fixed Income Portfolio Management and principal of Vanguard, has been in the investment management business since 1978. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board concluded that the funds have performed in line with expectations; that the funds have slightly outperformed their respective peer groups, the average New Jersey tax-exempt money market fund and the average New Jersey municipal debt fund; and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost

The board concluded that the funds’ expense ratios were far below the average expense ratios charged by funds in each fund’s peer group. The board noted that each fund’s advisory expense ratio was also well below its peer-group average. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with AAA indicating the most creditworthy bond issuers and MIG-1, A-1+, SP-1+, and F-1+ indicating the most creditworthy issuers of money market securities.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive
Trustee since May 1987;	Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment
Chairman of the Board and	companies served by The Vanguard Group; Director of Vanguard Marketing Corporation.
Chief Executive Officer
155 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
155 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Emerson U. Fullwood
Born 1948	Principal Occupation(s) During the Past Five Years: Executive Chief Staff and Marketing
Trustee since January 2008	Officer for North America since 2004 and Corporate Vice President of Xerox Corporation
155 Vanguard Funds Overseen	(photocopiers and printers); Director of SPX Corporation (multi-industry manufacturing), of the United Way of Rochester, and of the Boy Scouts of America.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman, President, and
Trustee since December 2001[2]	Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of
155 Vanguard Funds Overseen	the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
155 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and
the University Center for Human Values (1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005 and of Schuylkill River Development
Corporation and Greater Philadelphia Chamber of Commerce since 2004; Trustee of the National Constitution Center since 2007.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and
Trustee since July 1998	Chief Global Diversity Officer since 2006, Vice President and Chief Information
155 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson &
Johnson (pharmaceuticals/consumer products); Director of the University Medical
Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance
Trustee since December 2004	and Banking, Harvard Business School; Senior Associate Dean and Director of Faculty
155 Vanguard Funds Overseen	Recruiting, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm); Chair of the Investment Committee of HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director
155 Vanguard Funds Overseen	of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and
155 Vanguard Funds Overseen	AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
155 Vanguard Funds Overseen

F. William McNabb III
Born 1957	Principal Occupation(s) During the Past Five Years: President of The Vanguard Group, Inc.,
President since March 2008	and of each of the investment companies served by The Vanguard Group since 2008;
155 Vanguard Funds Overseen	Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group
(1995–2008).

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
155 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Director and Senior Vice President of Vanguard Marketing Corporation
since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller	Glenn W. Reed
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Admiral, Connect with Vanguard, and the ship
logo are trademarks of The Vanguard Group, Inc.
Direct Investor Account Services > 800-662-2739
All other marks are the exclusive property of their
Institutional Investor Services > 800-523-1036	respective owners.

Text Telephone for People	All comparative mutual fund data are from Lipper Inc.
With Hearing Impairment > 800-952-3335	or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
This material may be used in conjunction	guidelines by visiting our website, www.vanguard.com,
with the offering of shares of any Vanguard	and searching for “proxy voting guidelines,” or by
fund only if preceded or accompanied by	calling Vanguard at 800-662-2739. The guidelines are
the fund’s current prospectus.	also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
the 12 months ended June 30. To get the report, visit
either www.vanguard.com or www.sec.gov.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2008 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q142 072008

Item 2: Not Applicable.

Item 3: Not Applicable.

Item 4: Not Applicable.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW JERSEY TAX-FREE FUNDS

By:	(signature)
(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: July 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW JERSEY TAX-FREE FUNDS

By:	(signature)
(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: July 16, 2008

VANGUARD NEW JERSEY TAX-FREE FUNDS

By:	(signature)
(HEIDI STAM)
THOMAS J. HIGGINS*
TREASURER

Date: July 16, 2008

*By Power of Attorney. Filed on January 18, 2008, see File Number 2-29601. Incorporated by Reference.